Finance Lease Receivables, Net	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Finance Lease Receivables, Net
6.	FINANCE LEASE RECEIVABLES, NET

6.1	Finance lease receivables consists of the following:

	As of December 31,
	2021	2022
	RMB	RMB	US$
Finance lease receivables	2,716,511,586	1,161,811,131	168,446,780
Add: unamortized initial direct costs	388,585	380,815	55,213
Less: unearned income	(241,256,613)	(80,532,057)	(11,676,051)
Less: allowance for finance lease receivables—collective	(32,216,759)	(22,171,266)	(3,214,531)

Total finance lease receivables, net	2,443,426,799	1,059,488,623	153,611,411

Finance lease receivables—current	1,414,164,625	799,438,656	115,907,710
Finance lease receivables—non-current	1,029,262,174	260,049,967	37,703,701

6.2	The following table presents the future minimum lease payments to be received:

	2023	2024	2025	2026	2027	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Finance lease receivables	848,241,938	252,549,195	40,854,903	17,453,736	2,711,359	1,161,811,131

	US$	US$	US$	US$	US$	US$
Finance lease receivables	122,983,521	36,616,191	5,923,404	2,530,554	393,110	168,446,780

6.3	The following table presents the aging of finance lease receivables principal as of December 31, 2021 and 2022:

	As of December 31,
	2021	2022
	RMB	RMB	US$
Aging of finance lease receivables principal:
Current	2,366,189,534	1,018,749,298	147,704,764
1-30 days past due	90,969,086	38,193,025	5,537,468
31-60 days past due	6,290,856	9,008,588	1,306,122
61-90 days past due	3,656,847	4,917,323	712,945
91-120 days past due	3,868,995	3,545,621	514,067
121-150 days past due	2,201,790	2,951,294	427,897
151-180 days past due	2,466,450	4,294,740	622,679

	2,475,643,558	1,081,659,889	156,825,942

6.4	Movement of allowance for finance lease receivables is as follows:

	As of December 31,
	2021	2022
	RMB	RMB	US$
Balance at the beginning of the year	23,726,420	32,216,759	4,670,991
Additions	25,839,117	51,609,763	7,482,712
Charge-offs	(17,348,778)	(61,655,256)	(8,939,172)

Balance at the end of the year	32,216,759	22,171,266	3,214,531